Schedule of depreciation and amortization (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Depreciation		₨ 14,307	₨ 14,752	₨ 33,893
Amortization		119,196	230,758	627,651
Depreciation on right of use assets		56,649	62,643	87,936
Total	$ 2,314	₨ 190,152	₨ 308,153	₨ 749,480